Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000245547 | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245547 | Steel Dynamics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000245547 | ERO Copper Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000245547 | Hudbay Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.29%
C000245547 | CF Industries Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000245547 | ARC Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000245547 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000245547 | Expand Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000245547 | EQT Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000245547 | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.58%
C000245547 | Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	23.07%
C000245547 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	10.79%
C000245547 | Oil & Gas Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	6.94%
C000245547 | Steel
Holdings [Line Items]
Percent of Net Asset Value	6.79%
C000245547 | Gold
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000245547 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000245547 | Electrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.81%
C000245547 | Copper
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000245547 | Fertilizers & Agricultural Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000245547 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.46%
C000251129 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	11.81%
C000251129 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000251129 | SK Square Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.76%
C000251129 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.49%
C000251129 | Alibaba Group Holding Ltd.ADR
Holdings [Line Items]
Percent of Net Asset Value	6.28%
C000251129 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000251129 | Reliance Industries Ltd.GDR
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000251129 | Samsung C&T Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000251129 | Hong Kong Exchanges & Clearing Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000251129 | Reliance Industries Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000251129 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.05%
C000251129 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000251129 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.85%
C000251129 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.25%
C000251129 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.18%
C000251129 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000251129 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000251129 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000251129 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000251129 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	28.98%
C000251129 | China
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000251129 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.29%
C000251129 | India
Holdings [Line Items]
Percent of Net Asset Value	9.66%
C000251129 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000251129 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000251129 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000251129 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000251129 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000251129 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000256889 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.76%
C000256889 | MercadoLibre, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000256889 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000256889 | ING Groep NV
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000256889 | Airbus SE
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000256889 | Banco do Brasil SA
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000256889 | Midea Group Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000256889 | Experian plc
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000256889 | Siemens Healthineers AG
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000256889 | Orkla ASA
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000256889 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.53%
C000256889 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.47%
C000256889 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000256889 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.51%
C000256889 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000256889 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.57%
C000256889 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.56%
C000256889 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	11.65%
C000256889 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000256889 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000256889 | China
Holdings [Line Items]
Percent of Net Asset Value	7.82%
C000256889 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.76%
C000256889 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.86%
C000256889 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.76%
C000256889 | Germany
Holdings [Line Items]
Percent of Net Asset Value	13.08%
C000256889 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.75%
C000256889 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.81%
C000256889 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.75%
C000256889 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.06%
C000256889 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000249711 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	15.65%
C000249711 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000249711 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.58%
C000249711 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000249711 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.61%
C000249711 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000249711 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.43%
C000249711 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.27%
C000249711 | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000249711 | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.63%
C000249711 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	48.46%
C000249711 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.88%
C000249711 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.89%
C000249711 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249711 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.27%
C000249711 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000249711 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	10.03%
C000249711 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.91%
C000245546 | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.27%
C000245546 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.64%
C000245546 | National Grid plc
Holdings [Line Items]
Percent of Net Asset Value	4.39%
C000245546 | United Utilities Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000245546 | Sempra
Holdings [Line Items]
Percent of Net Asset Value	3.48%
C000245546 | Aeroports de Paris SA
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000245546 | Enav SpA
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000245546 | Auckland International Airport Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000245546 | Exelon Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000245546 | Essential Utilities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000245546 | Electric Utility
Holdings [Line Items]
Percent of Net Asset Value	26.28%
C000245546 | Airports
Holdings [Line Items]
Percent of Net Asset Value	15.91%
C000245546 | Energy Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	15.13%
C000245546 | Electricity and Gas Distribution
Holdings [Line Items]
Percent of Net Asset Value	10.91%
C000245546 | Water
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000245546 | Toll Roads
Holdings [Line Items]
Percent of Net Asset Value	6.21%
C000245546 | Communications Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	5.95%
C000245546 | Electricity Generation
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000245546 | Electricity Transmission
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000245546 | Seaports
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000245546 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000245546 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.28%
C000245546 | United States
Holdings [Line Items]
Percent of Net Asset Value	38.83%
C000245546 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.02%
C000245546 | Spain
Holdings [Line Items]
Percent of Net Asset Value	11.42%
C000245546 | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.92%
C000245546 | Italy
Holdings [Line Items]
Percent of Net Asset Value	8.69%
C000245546 | France
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000245546 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000245546 | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000256891 | Healthcare Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.95%
C000256891 | Education Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.43%
C000256891 | Industrial Development Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.91%
C000256891 | Special Tax Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	16.69%
C000256891 | Transportation Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.92%
C000256891 | Local General Obligation Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.42%
C000256891 | State General Obligation Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000256891 | Electric Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000256891 | Leasing Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.51%
C000256891 | Water & Sewer Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000256891 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	16.27%
C000256891 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	10.46%
C000256891 | California
Holdings [Line Items]
Percent of Net Asset Value	9.79%
C000256891 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	8.78%
C000256891 | New York
Holdings [Line Items]
Percent of Net Asset Value	7.72%
C000256891 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.27%
C000256891 | Florida
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000256891 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.69%
C000256891 | Texas
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000256891 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000245548 | Healthcare Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000245548 | Education Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000245548 | Industrial Development Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	12.59%
C000245548 | Special Tax Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000245548 | Transportation Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	12.72%
C000245548 | Local General Obligation Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000245548 | State General Obligation Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.27%
C000245548 | Electric Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	8.74%
C000245548 | Leasing Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000245548 | Water & Sewer Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000245548 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000245548 | California
Holdings [Line Items]
Percent of Net Asset Value	6.36%
C000245548 | New York
Holdings [Line Items]
Percent of Net Asset Value	12.84%
C000245548 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	5.43%
C000245548 | Texas
Holdings [Line Items]
Percent of Net Asset Value	4.24%
C000245548 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	12.38%
C000245548 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	12.53%
C000245548 | Minnesota
Holdings [Line Items]
Percent of Net Asset Value	6.97%
C000245548 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000245548 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.23%